>

MANAGER AND FOUNDER
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   CITIZENS BANK OF RHODE ISLAND
   One Citizens Plaza
   Providence, Rhode Island 02903

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Vernon R. Alden
   Paul Y. Clinton
   David A. Duffy
   William J. Nightingale
   J. William Weeks

OFFICERS
   Diana P. Herrmann, President
   Stephen J. Caridi, Senior Vice President
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   100 East Broad Street
   Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017


Further information is contained in the Prospectus, which must precede or accompany this report.

SEMI-ANNUAL
REPORT

DECEMBER 31, 2000

                          A TAX-FREE INCOME INVESTMENT


[Logo of Narragansett Insured Tax-Free Income Fund: rectangle with profile view of a sailboat on top of waves and three seagulls flying above it]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                             AQUILASM GROUP OF FUNDS

[Logo of Narragansett Insured Tax-Free Income Fund: rectangle with profile view of a sailboat on top of waves and three seagulls flying above it]

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

                               SEMI-ANNUAL REPORT

                               "ON THE PLUS SIDE"


                                                                February 9, 2001

Dear Fellow Shareholder:

     It is always nice to have a Semi-Annual Report in which you can brag about the plus side returns. For Narragansett Insured Tax-Free Income Fund, the last six months of the year 2000 was just such a period.

     The year 2000 proved to many people that no longer can one expect returns on investments to average 20% a year - such as had previously been the case for several years with the stock market. In fact, unless one was very lucky, they ended up the year having lost money in stocks, rather than ending up on the plus side.

     Narragansett Insured Tax-Free Income Fund, on the other hand, did produce a positive return for those who were investors in the Fund for the Fund's Semi-Annual Report period of July 1 through December 31, 2000. These investors saw the Fund's share price rise from $9.91 on July 1, 2000 to a closing price of $10.29 on December 31, 2000. This gain in share price was in addition to the tax-free monthly income that is consistently distributed to investors in the form of dividends.

     As we have explained to you in the past, interest rate changes by the Federal Reserve Board (the "Fed") affect the Fund's share price and ultimate total return. There have been some years in which interest rate changes by the Fed affected the share value of the Fund so that the total return to investors was more on the negative side.

     As we are sure you are aware, during most of the year 2000, the upward bias of interest rates produced by actions of the Fed slowed the economic progress of our country from its previous sizzling rate. Near the end of the year, however, the market foresaw the potential for a downward movement in rates. This anticipated downward trend pushed the share value of the Fund up. And, this is exactly what happened in January, 2001 through actions by the Fed. The Fed saw signs of the U.S. economy coming to a screeching halt as compared with the earlier dynamic growth prospects. Therefore, the Fed decreased rates twice in January by 0.5 of 1% for a total of decline of 1%.

YOUR FUND'S COMPOSITION

     We have always taken the approach that it is impossible to second-guess exactly what interest rates will do. More specifically, it is almost impossible to guess what the Fed will do to help speed up or slow down the economic activity of our country.


     Consequently, we have always taken the approach of having a variety of bonds with differing maturities and rates composing the Fund's overall portfolio. This tends to produce a blend of returns that we can pass on to our shareholders.

     Also, we have always taken the approach of having the Fund comprised of high-quality securities - 100% of the portfolio is AAA. Thus, we strive to never have a situation in which any municipal bonds in the portfolio cause us problems. Specifically, a high quality orientation for the Fund avoids problems. We want to ensure, to the best of our ability, that you can always "sleep well at night" through your ownership of Narragansett Insured Tax-Free Income Fund.

     Furthermore, we have always taken the viewpoint that the Fund's portfolio should be well diversified in terms of the kinds of projects in which we invest as well as the geographic distribution within Rhode island of the Fund's investments. This is another way to manage the stability of the portfolio and produce the kind of return that we want to see for our shareholders.

THE MERITS OF ASSET ALLOCATION

     The securities markets conditions that were experienced in the year 2000 vividly illustrate the merits of asset allocation. Management of the Fund cannot second-guess the right kind of asset allocation that any specific individual investor in the Fund should have. That is really a very personal decision, based upon many factors. However, what we can say is that having a portion of one's assets invested in fixed income securities can tend to be a major factor of comfort for any investor, particularly when stock markets decline - such as happened in the year 2000.

HAPPINESS IS...

     ...having a positive return for shareholders in Narragansett Insured Tax-Free Income Fund compared with investors who are crying about their results in the stock market. From the responses we have had to date from investors of the Fund, this is exactly the case.

APPRECIATION

     Your continued support of the Fund through your investment is greatly appreciated. We will constantly do what is necessary to merit the confidence you have placed in us.

                                       Sincerely,

/s/  Diana P. Herrmann                       /s/  Lacy B. Herrmann
----------------------                       ---------------------
Diana P. Herrmann                            Lacy B. Herrmann
President                                    Chairman, Board of Trustees

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                            STATEMENT OF INVESTMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)

                                                                           RATING
    FACE                                                                  MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (46.3%)                              S&P            VALUE
               Town of Bristol, Rhode Island
$ 1,000,000       5.100%, 08/15/07, MBIA Insured......................     Aaa/AAA      $  1,026,250
    100,000       6.000%, 12/15/11, MBIA Insured......................     Aaa/AAA           103,660
    100,000       6.000%, 12/15/12, MBIA Insured......................     Aaa/AAA           103,612
               Town of Burrillville, Rhode Island
    250,000       5.400%, 10/15/06, MBIA Insured......................     Aaa/AAA           259,375
    250,000       5.500%, 10/15/07, MBIA Insured......................     Aaa/AAA           259,688
    405,000       5.300%, 07/15/08, AMBAC Insured.....................     Aaa/AAA           418,162
    150,000       5.700%, 10/15/10, MBIA Insured......................     Aaa/AAA           156,000
               Central Falls, Rhode Island
    500,000       4.900%, 11/15/05, MBIA Insured......................     Aaa/AAA           514,375
    500,000       5.200%, 11/15/09, MBIA Insured......................     Aaa/AAA           516,250
               Cranston, Rhode Island
  1,120,000       5.300%, 07/15/05, MBIA Insured......................     Aaa/AAA         1,148,000
    300,000       5.500%, 06/15/07, MBIA Insured......................     Aaa/AAA           320,625
    500,000       5.450%, 11/15/11, FGIC Insured......................     Aaa/AAA           535,625
               Town of Cumberland, Rhode Island
    345,000       5.500%, 09/01/06, MBIA Insured......................     Aaa/AAA           362,681
    500,000       5.600%, 10/01/08, MBIA Insured......................     Aaa/AAA           514,085
    500,000       5.000%, 08/01/15, MBIA Insured......................     Aaa/AAA           503,125
               Town of Lincoln, Rhode Island
    400,000       5.100%, 01/15/06, MBIA Insured .....................     Aaa/AAA           415,000
    400,000       5.200%, 08/15/06, MBIA Insured .....................     Aaa/AAA           413,000
  1,000,000       5.500%, 08/15/10, MBIA Insured .....................     Aaa/AAA         1,035,000
    100,000       5.625%, 04/15/11, MBIA Insured .....................     Aaa/AAA           102,257
    250,000       5.750%, 08/01/15, FGIC Insured .....................     Aaa/AAA           263,438
               Narragansett, Rhode Island
    300,000       5.100%, 09/15/06, MBIA Insured .....................     Aaa/AAA           309,750
  1,000,000       5.300%, 09/15/08, MBIA Insured .....................     Aaa/AAA         1,033,750
               Newport, Rhode Island
    250,000       4.900%, 05/15/06, FGIC Insured .....................     Aaa/AAA           257,500
    500,000       5.000%, 05/15/07, FGIC Insured .....................     Aaa/AAA           516,250
    150,000       6.550%, 08/15/07, MBIA Insured .....................     Aaa/AAA           155,197
    500,000       5.100%, 05/15/08, FGIC Insured .....................     Aaa/AAA           517,500



               North Providence, Rhode Island, Series A
    400,000       5.700%, 07/01/08, MBIA Insured .....................     Aaa/AAA           433,500
               Pawtucket, Rhode Island
    100,000       6.650%, 09/15/06, MBIA Insured......................     Aaa/AAA           103,756
    310,000       5.625%, 04/15/07, FGIC Insured......................     Aaa/NR            324,338
    500,000       5.750%, 04/15/09, FGIC Insured......................     Aaa/NR            523,750
    600,000       4.300%, 09/15/09, AMBAC Insured.....................     Aaa/AAA           595,500
    250,000       4.400%, 09/15/10, AMBAC Insured.....................     Aaa/AAA           248,750
               Providence, Rhode Island
    100,000       5.400%, 08/01/01, MBIA Insured .....................     Aaa/AAA           100,813
    100,000       5.500%, 01/15/04, MBIA Insured .....................     Aaa/AAA           103,202
    100,000       5.900%, 01/15/09, MBIA Insured .....................     Aaa/AAA           103,406
    700,000       5.500%, 01/15/11, FSA Insured ......................     Aaa/AAA           740,250
  1,925,000       5.200%, 04/01/11, AMBAC Insured.....................     NR/AAA          2,018,843
    200,000       5.250%, 01/15/12, MBIA Insured .....................     Aaa/AAA           205,026
               East Providence, Rhode Island
    500,000       5.400%, 05/15/07, MBIA Insured  ....................     Aaa/AAA           529,375
               Commonwealth of Puerto Rico
    100,000       5.750%, 07/01/09, MBIA Insured......................     Aaa/AAA           103,750
    100,000       6.000%, 07/01/14, MBIA Insured......................     Aaa/AAA           103,750
    500,000       5.850%, 07/01/15, AMBAC Insured.....................     Aaa/AAA           521,250
    500,000       5.875%, 07/01/18, MBIA Insured......................     Aaa/AAA           521,250
               State of Rhode Island Refunding, Series A
  1,000,000       5.000%, 07/15/05, FGIC Insured  ....................     Aaa/AAA         1,031,250
  1,000,000       5.125%, 07/15/11, FGIC Insured  ....................     Aaa/AAA         1,041,250
  1,500,000       5.000%, 09/01/15, FGIC Insured......................     Aaa/AAA         1,503,750
               Rhode Island Consolidated Capital Development
                  Loan, 1992 Series A
  1,050,000       5.500%, 08/01/07, FGIC Insured......................     Aaa/AAA         1,077,478
               Rhode Island Consolidated Capital Development
                  Loan, 1993 Series A
  1,000,000       4.800%, 06/15/02, AMBAC Insured.....................     Aaa/AAA         1,008,750
  1,000,000       5.100%, 11/01/13, FGIC Insured......................     Aaa/AAA         1,018,750



               Town of Scituate, Rhode Island
    375,000       5.500%, 04/01/09, MBIA Insured......................     Aaa/AAA           390,469
               South Kingstown, Rhode Island
    400,000       4.900%, 11/15/07, AMBAC Insured ....................     Aaa/AAA           411,500
    390,000       5.000%, 03/15/08, MBIA Insured......................     Aaa/AAA           402,187
    390,000       5.050%, 03/15/09, MBIA Insured......................     Aaa/AAA           402,188
    170,000       5.200%, 06/01/09, MBIA Insured......................     Aaa/AAA           175,100
    170,000       5.250%, 06/01/10, MBIA Insured......................     Aaa/AAA           175,100
    100,000       6.300%, 12/15/11, MBIA Insured......................     Aaa/AAA           104,060
    500,000       5.500%, 06/15/12, MBIA Insured......................     Aaa/AAA           535,625
               Warwick, Rhode Island
    150,000       6.100%, 11/15/01, MBIA Insured .....................     Aaa/AAA           152,705
    195,000       5.600%, 08/01/14, FSA Insured ......................     Aaa/AAA           205,237
  1,000,000       5.000%, 03/01/18, FSA Insured ......................     Aaa/AAA           992,500
               West Warwick, Rhode Island
    500,000       5.800%, 01/01/04, MBIA Insured......................     Aaa/AAA           517,235
    500,000       5.900%, 01/01/05, MBIA Insured......................     Aaa/AAA           517,615
               Woonsocket, Rhode Island
    385,000       5.125%, 03/01/11, MBIA Insured......................     Aaa/AAA           396,069
    655,000       4.450%, 12/15/12, FGIC Insured......................     Aaa/AAA           642,718
    685,000       4.550%, 12/15/13, FGIC Insured......................     Aaa/AAA           672,156
                                                                                        ------------
                     Total General Obligation Bonds...................                    32,414,356
                                                                                        ------------

               REVENUE BONDS (52.6%)

               HIGHER EDUCATION REVENUE BONDS (15.0%)
               Rhode Island Health & Education Building Corp.,
                  Bryant College
    100,000       6.300%, 06/01/03, MBIA Insured......................     Aaa/AAA           104,625
     50,000       5.550%, 06/01/03, MBIA Insured  ....................     Aaa/AAA            51,563
    100,000       5.800%, 06/01/05, MBIA Insured .....................     Aaa/AAA           104,000
               Rhode Island Health & Education Building Corp.,
                  Johnson & Wales University, 1993 Series A
    100,000       5.200%, 04/01/04, AMBAC Insured.....................     NR/AAA            102,625
    500,000       5.250%, 04/01/16, AMBAC Insured.....................     NR/AAA            503,125




               Rhode Island Health & Education Building Corp.,
                  Johnson & Wales University, 1992 Series A
    200,000       5.875%, 04/01/05, AMBAC Insured.....................     NR/AAA            210,250
    150,000       5.750%, 04/01/12, AMBAC Insured.....................     NR/AAA            156,562
    150,000       6.375%, 04/01/12, AMBAC Insured.....................     NR/AAA            159,000
               Rhode Island Health & Education Building Corp.,
                  Johnson & Wales University, 1999 Series A
    465,000       5.500%, 04/01/15, MBIA Insured......................     Aaa/AAA           491,738
    600,000       5.500%, 04/01/16, MBIA Insured......................     Aaa/AAA           634,500
               Rhode Island Health & Education Building Corp.,
                  Providence College, 1993 Series
    300,000       5.600%, 11/01/09, MBIA Insured .....................     Aaa/AAA           313,875
    300,000       5.600%, 11/01/10, MBIA Insured .....................     Aaa/AAA           313,500
    500,000       5.125%, 11/15/11, MBIA Insured .....................     Aaa/AAA           516,875
  1,500,000       5.600%, 11/01/22, MBIA Insured .....................     Aaa/AAA         1,515,000
               Rhode Island Health & Education Building Corp.,
                  Rhode Island School of Design, 1992 Series
    200,000       5.800%, 06/01/05, MBIA Insured .....................     Aaa/AAA           208,500
               Rhode Island Health & Education Building Corp.,
                  Brown University, 1993 Series
    500,000       5.400%, 09/01/18, MBIA Insured......................     Aaa/AAA           502,500
    500,000       5.375%, 09/01/23, MBIA Insured......................     Aaa/AAA           500,625
               Rhode Island Health & Education Building Corp.,
                  Brown University
  1,000,000       5.000%, 09/01/23, MBIA Insured......................     Aaa/AAA           968,750
               Rhode Island Health & Education Building Corp.,
                  Roger Williams University, 1996 Series S
  1,000,000       5.500%, 11/15/11, AMBAC Insured ....................     NR/AAA          1,052,500
  1,000,000       5.000%, 11/15/18, AMBAC Insured ....................     Aaa/AAA           980,000
               Rhode Island Health & Education Building Corp. -
                  Board of Governors, 1993 Series A
    450,000       5.300%, 09/15/08, MBIA Insured  ....................     Aaa/AAA           465,750
    500,000       5.250%, 09/15/23, MBIA Insured .....................     Aaa/AAA           494,375


               Rhode Island Health & Education Building Corp.,
                  Salve Regina, 1993 Series
    150,000       6.100%, 03/15/06, AMBAC Insured.....................     NR/AAA            158,063
                                                                                        ------------
                  Total Higher Education Revenue Bonds................                    10,508,301
                                                                                        ------------

               HOSPITAL REVENUE BONDS (1.4%)
               Rhode Island Health & Education Building Corporation,
                  Women & Infants Hospital, 1992 Series
    100,000       6.150%, 09/01/05, FSA Insured  .....................     Aaa/AAA           104,750
    400,000       6.350%, 09/01/07, FSA Insured ......................     Aaa/AAA           419,500
    300,000       6.550%, 09/01/13, FSA Insured ......................     Aaa/AAA           315,750
               Rhode Island Health & Education Building Corporation,
                  Kent County Memorial Hospital 1992 Series
    150,000       6.000%, 07/01/06, MBIA Insured......................     Aaa/AAA           154,111
                                                                                        ------------
                  Total Hospital Revenue Bonds........................                       994,111
                                                                                        ------------

               MORTGAGE REVENUE MULTI-FAMILY BONDS (0.9%)
               Rhode Island Housing & Mortgage Finance Corp,
                  1995 Series A
    300,000       5.450%, 07/01/04, AMBAC Insured ....................     Aaa/AAA           308,625
    300,000       5.550%, 07/01/05, AMBAC Insured  ...................     Aaa/AAA           311,250
                                                                                        ------------
                  Total Mortgage Revenue-Multi Family Bonds...........                       619,875
                                                                                        ------------

               WATER AND SEWER REVENUE BONDS (4.1%)
               Kent County Water Authority Revenue Bonds,
                  1994 Series A
    250,000       5.700%, 07/15/04, MBIA Insured......................     Aaa/AAA           262,188
               Bristol County Rhode Island Water Authority,
                  1997 Series A
    300,000       5.000%, 12/01/08, MBIA Insured......................     Aaa/AAA           311,250
    750,000       5.250%, 07/01/17, MBIA Insured......................     Aaa/AAA           762,187
               Rhode Island Clean Water Protection Finance
                  Agency, Series A
    500,000       4.750%, 10/01/20, AMBAC Insured.....................     Aaa/AAA           471,875
               Rhode Island Clean Water Protection Finance
                  Agency, Series 1999C
  1,000,000       5.125%, 10/01/11, MBIA Insured .....................     Aaa/AAA         1,037,500
                                                                                        ------------
                  Total Water and Sewer Revenue Bonds.................                     2,845,000
                                                                                        ------------



               UTILITY REVENUE BONDS (0.1%)
               Puerto Rico Electric Power Authority, Series Q
    100,000       5.750%, 07/01/07, FSA Insured ......................     Aaa/AAA           103,875
                                                                                        ------------

               DEVELOPMENT REVENUE BONDS (19.8%)
               Rhode Island Convention Center Authority,
                  1991 Series A
    100,000       6.100%, 05/15/02, MBIA Insured
                  (Escrowed to Maturity) .............................     Aaa/AAA           102,731
    150,000       6.300%, 05/15/04, MBIA Insured
                  (Escrowed to Maturity) .............................     Aaa/AAA           154,205
    100,000       6.375%, 05/15/23, MBIA Insured
                  (Escrowed to Maturity) .............................     Aaa/AAA           102,829
               Rhode Island Convention Center Authority,
                  1993 Series B
    500,000       5.000%, 05/15/07, MBIA Insured......................     Aaa/AAA           518,750
               Rhode Island Convention Center Authority,
                  1993 Series A
    500,000       5.400%, 05/15/08, AMBAC Insured.....................     Aaa/AAA           520,625
    300,000       5.500%, 05/15/13, AMBAC Insured.....................     Aaa/AAA           310,125
  1,000,000       5.000%, 05/15/20, AMBAC Insured.....................     Aaa/AAA           978,750
  1,200,000       5.000%, 05/15/23, AMBAC Insured.....................     Aaa/AAA         1,162,500
               Rhode Island Public Building Authority State Public
                  Projects,1990 Series A
    300,000       6.600%, 02/01/02, AMBAC Insured
                  (Escrowed to Maturity) .............................     Aaa/AAA           306,552
    710,000       6.000%, 02/01/11, AMBAC Insured
                  (Escrowed to Maturity) .............................     Aaa/AAA           711,036
               Rhode Island Public Building Authority State Public
                  Projects, 1993 Series A
    500,000       5.100%, 02/01/05, AMBAC Insured ....................     Aaa/AAA           516,250
  1,000,000       5.250%, 02/01/10, AMBAC Insured ....................     Aaa/AAA         1,030,000
               Rhode Island Public Building Authority State Public
                  Projects, 1990 Series A
    785,000       6.000%, 02/01/11, AMBAC Insured.....................     Aaa/AAA           786,115




               Rhode Island Public Building Authority State Public
                  Projects, 1989 Series A
  1,000,000       5.250%, 02/01/09, AMBAC Insured
                  (Escrowed to Maturity) .............................     Aaa/AAA         1,057,500
               Rhode Island Public Building Authority State Public
                  Projects, 1996 School Series B
    500,000       5.500%, 12/15/14, MBIA Insured......................     Aaa/AAA           520,625
  1,000,000       5.250%, 12/15/14, MBIA Insured......................     Aaa/AAA         1,030,000
    500,000       5.500%, 12/15/15, MBIA Insured......................     Aaa/AAA           518,125
               Rhode Island Public Building Authority State Public
                  Projects, 1999 Series A
    500,000       5.000%, 12/15/09, AMBAC Insured.....................     Aaa/AAA           521,875
               Rhode Island State Economic Development Corp.,
                  University of Rhode Island Series,
    750,000       4.800%, 11/01/11, FSA Insured.......................     Aaa/NR            761,250
    750,000       4.900%, 11/01/12, FSA Insured.......................     Aaa/NR            760,313
    750,000       4.900%, 11/01/13, FSA Insured.......................     Aaa/NR            755,625
    750,000       5.000%, 11/01/14, FSA Insured.......................     Aaa/NR            758,438
                                                                                        ------------
                  Total Development Revenue Bonds.....................                    13,884,219
                                                                                        ------------

               POLLUTION CONTROL REVENUE BONDS (3.4%)
               Rhode Island Clean Water Protection, 1993 Series A,
    200,000       5.300%, 10/01/07, MBIA Insured .....................     Aaa/AAA           211,250
    300,000       5.400%, 10/01/09, MBIA Insured .....................     Aaa/AAA           321,375
  1,250,000       5.400%, 10/01/15, MBIA Insured .....................     Aaa/AAA         1,325,000
               Rhode Island Clean Water Protection, 1993 Series B,
    500,000       4.500%, 10/01/11, MBIA Insured .....................     Aaa/AAA           495,625
                                                                                        ------------
                  Total Pollution Control Revenue Bonds...............                     2,353,250
                                                                                        ------------

               OTHER REVENUE BONDS (7.9%)
               State of Rhode Island Depositors Economic
                  Protection Corp., 1992 Series A,
    210,000       6.000%, 08/01/01, FSA Insured.......................     Aaa/AAA           212,379
               State of Rhode Island Depositors Economic
                  Protection Corp., 1992 Series B,
    135,000       5.500%, 08/01/06, MBIA Insured......................     Aaa/AAA           143,438
    500,000       6.000%, 08/01/17, MBIA Insured......................     Aaa/AAA           523,125



               State of Rhode Island Depositors Economic
                  Protection Corp.,
    300,000       5.800%, 08/01/09, MBIA Insured......................     Aaa/AAA           330,375
  1,045,000       5.250%, 08/01/21, MBIA Insured
                  (Escrowed to Maturity) .............................     Aaa/AAA         1,103,781
  1,000,000       5.000%, 07/01/18, MBIA Insured......................     Aaa/AAA           992,500
               Rhode Island State and Local Facilities,
  1,500,000       5.400%, 08/01/08, MBIA Insured......................     Aaa/AAA         1,588,125
               State of Rhode Island Certificates of Participation,
                  Howard Center Improvements
    400,000       5.250%, 10/01/10, MBIA Insured .....................     Aaa/AAA           420,500
    200,000       5.375%, 10/01/16, MBIA Insured .....................     Aaa/AAA           205,500
                                                                                        ------------
                  Total Other Revenue Bonds...........................                     5,519,723
                                                                                        ------------
                     Total Revenue Bonds..............................                    36,828,354

                  Total Investments ($67,487,505 *)........     98.9%                     69,242,710
                  Other assets less liabilities............      1.1                         779,071
                                                               -----                    ------------
                  Net Assets ..............................    100.0%                   $ 70,021,781
                                                               =====                    ============

               (*)Cost for Federal tax purposes is identical.

                            PORTFOLIO ABBREVIATIONS:

               AMBAC - American Municipal Bond Assurance Corp.
               FGIC  - Financial Guaranty Insurance Co.
               FSA   - Financial Security Assurance
               MBIA  - Municipal Bond Investors Assurance Corp.


                See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2000 (UNAUDITED)

ASSETS
   Investments at value (cost $67,487,505) ...............................................   $ 69,242,710
   Interest receivable ...................................................................      1,009,723
   Receivable for Fund shares sold .......................................................        169,030
   Due from Manager for reimbursement of expenses (note 3) ...............................          8,810
                                                                                             ------------
      Total assets .......................................................................     70,430,273
                                                                                             ------------

LIABILITIES
   Cash overdraft ........................................................................        253,526
   Dividends payable .....................................................................         87,544
   Distribution fees payable .............................................................         35,692
   Payable for Fund shares redeemed ......................................................         11,744
   Management fee payable ................................................................          5,873
   Accrued expenses ......................................................................         14,113
                                                                                             ------------
      Total liabilities ..................................................................        408,492
                                                                                             ------------

NET ASSETS ...............................................................................   $ 70,021,781
                                                                                             ============

   Net Assets consist of:
   Capital Stock - Authorized 80,000,000 shares, par value $.01 per share ................   $     68,034
   Additional paid-in capital ............................................................     69,359,996
   Net unrealized appreciation on investments ............................................      1,755,205
   Accumulated net realized loss on investments ..........................................     (1,069,116)
   Distributions in excess of net investment income ......................................        (92,338)
                                                                                             ------------
                                                                                             $ 70,021,781
                                                                                             ============

CLASS A
   Net Assets ............................................................................   $ 62,389,138
                                                                                             ============
   Capital shares outstanding ............................................................      6,061,821
                                                                                             ============
   Net asset value and redemption price per share.........................................   $      10.29
                                                                                             ============
   Offering price per share (100/96 of $10.29 adjusted to nearest cent) ..................   $      10.72
                                                                                             ============

CLASS C
   Net Assets ............................................................................   $  5,094,931
                                                                                             ============
   Capital shares outstanding ............................................................        495,083
                                                                                             ============
   Net asset value and offering price per share ..........................................   $      10.29
                                                                                             ============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase)..........................................   $      10.29*
                                                                                             ============

CLASS I
   Net Assets ............................................................................   $     78,100
                                                                                             ============
   Capital shares outstanding ............................................................          7,590
                                                                                             ============
   Net asset value, offering and redemption price per share ..............................   $      10.29
                                                                                             ============

CLASS Y
   Net Assets ............................................................................   $  2,459,612
                                                                                             ============
   Capital shares outstanding ............................................................        238,951
                                                                                             ============
   Net asset value, offering and redemption price per share ..............................   $      10.29
                                                                                             ============

                See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

INVESTMENT INCOME:

     Interest income...................................................                        $1,774,220

Expenses:

     Management fee (note 3)...........................................       $  172,101
     Distribution and service fees (note 3)............................           70,842
     Trustees' fees and expenses ......................................           24,000
     Legal fees........................................................           22,159
     Shareholders' reports and proxy statements........................           16,527
     Transfer and shareholder servicing agent fees.....................           13,135
     Custodian fees ...................................................           10,625
     Audit and accounting fees.........................................            9,500
     Registration fees and dues........................................            2,665
     Insurance.........................................................            1,400
     Miscellaneous.....................................................           13,995
                                                                              ----------
           Total Expenses..............................................          356,949

     Management fee waived (note 3)....................................         (137,681)
     Reimbursement of expenses by Manager (note 3).....................          (59,439)
     Expenses paid indirectly (note 7)................................            (4,958)
                                                                              ----------
           Net expenses................................................                           154,871
                                                                                               ----------
           Net investment income.......................................                         1,619,349

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

     Net realized gain from securities transactions....................                -
     Change in unrealized depreciation on investments..................        2,637,024
                                                                              ----------

     Net realized and unrealized gain on investments...................                         2,637,024
                                                                                               ----------
     Net increase in net assets resulting from operations..............                        $4,256,373
                                                                                               ==========

                See accompanying notes to financial statements.

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED              YEAR ENDED
                                                                 DECEMBER 31, 2000              JUNE 30,
                                                                    (UNAUDITED)                  2000
OPERATIONS:
   Net investment income ........................................  $  1,619,349              $  3,435,706
   Net realized gain from securities transactions ...............             -                (1,065,120)
   Change in unrealized depreciation on investments .............     2,637,024                  (786,488)
                                                                   ------------              ------------
      Change in net assets from operations ......................     4,256,373                 1,584,098
                                                                   ------------              ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
   Class A Shares:
   Net investment income ........................................    (1,490,418)               (3,165,927)
   Net realized gain on investments .............................             -                         -

   Class C Shares:
   Net investment income ........................................       (98,583)                 (189,525)
   Net realized gain on investments .............................             -                         -

   Class I Shares:
   Net investment income ........................................        (1,865)                   (3,758)
   Net realized gain on investments .............................             -                         -

   Class Y Shares:
   Net investment income ........................................       (57,749)                 (159,634)
   Net realized gain on investments .............................             -                         -
                                                                   ------------              ------------
      Change in net assets from distributions ...................    (1,648,615)               (3,518,844)
                                                                   ------------              ------------

CAPITAL SHARE TRANSACTIONS (note 8):
   Proceeds from shares sold ....................................     4,052,787                 9,872,797
   Reinvested dividends and distributions .......................     1,031,286                 2,257,271
   Cost of shares redeemed ......................................    (4,602,198)              (18,413,279)
Change in net assets from capital share transactions ............       481,875                (6,283,211)
                                                                   ------------              ------------

      Change in net assets ......................................     3,089,633                (8,217,957)

NET ASSETS:
   Beginning of period ..........................................    66,932,148                75,150,105
                                                                   ------------              ------------

   End of period ................................................  $ 70,021,781              $ 66,932,148
                                                                   ============              ============

                 See accompanying notes to financial statements.

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.   ORGANIZATION

     Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares may carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges and differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.


d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.   FEES AND RELATED PARTY TRANSACTIONS

a)   Management Arrangements:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's net assets.

     Citizens Bank of Rhode Island (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23 of 1% on the Fund's net assets.

     For the six months ended December 31, 2000, the Fund incurred management fees of $172,101 of which $137,681 was voluntarily waived. Additionally, the Manager voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $59,439. Of this amount, $50,629 was paid prior to December 31, 2000 and the balance of $8,810 was paid in early January 2001.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.


b)   Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc., ("the Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 2000, service fees on Class A Shares amounted to $46,132, of which the Distributor received $1,058.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 2000, amounted to $18,518. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 2000, amounted to $6,173. The total of these payments with respect to Class C Shares amounted to $24,691, of which the Distributor received $11,676.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I Permitted Payments may not exceed, for any fiscal year of the Fund, a rate set from time to time by the Board of Trustees (currently 0.10 of 1%) but not more than 0.25 of 1% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay services fees. These fees may not exceed an amount equal to the difference between (i) 0.25 of 1% of the average annual net assets of the Fund represented by Class I Shares and (ii) the amount paid under the Fund's Distribution Plan with respect to the assets represented by the Class I Shares. That is, the total payments under both plans will not exceed 0.25 of 1% of such net assets. For the six months ended December 31, 2000, these payments were made at the average annual rate of 0.05% of such net assets and amounted to $19.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Rhode Island, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2000, total commissions on sales of Class A Shares amounted to $88,586, of which the Distributor received $10,075.


4.   PURCHASES AND SALES OF SECURITIES

     During the six months ended December 31, 2000, there were no purchases or sales of securities.

     At December 31, 2000, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $1,874,631 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $119,426, for a net unrealized appreciation of $1,755,205.

5.   PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 65% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. At December 31, 2000, all of the securities in the Fund were insured. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return.

     The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At December 31, 2000, the Fund had 1.9% of its net assets invested in five Puerto Rico municipal issues, all of which are rated AAA and insured or collateralized by U.S. Treasury securities.

6.   DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.


7.   EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8.   CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Fund were as follows:

                                                     SIX MONTHS ENDED
                                                     DECEMBER 31, 2000                           YEAR ENDED
                                                        (UNAUDITED)                            JUNE 30, 2000
                                                 SHARES              AMOUNT              SHARES               AMOUNT
CLASS A SHARES:
   Proceeds from shares sold .............       321,214          $ 3,235,314             795,001          $  7,869,851
   Reinvested distributions ..............        91,936              927,424             200,509             1,974,841
   Cost of shares redeemed ...............      (397,823)          (4,002,104)         (1,507,502)          (14,838,922)
                                                --------          -----------          ----------          ------------
      Net change .........................        15,327              160,634            (511,992)           (4,994,230)
                                                --------          -----------          ----------          ------------

CLASS C SHARES:
   Proceeds from shares sold .............        44,651              448,778             161,719             1,585,370
   Reinvested distributions ..............         6,857               69,165              16,259               160,033
   Cost of shares redeemed ...............       (28,952)            (290,673)           (120,278)           (1,178,838)
                                                --------          -----------          ----------          ------------
      Net change .........................        22,556              227,270              57,700               566,565
                                                --------          -----------          ----------          ------------

CLASS I SHARES:
   Proceeds from shares sold .............             -                    -                   -                     -
   Reinvested distributions ..............             -                    -                   -                     -
   Cost of shares redeemed ...............             -                    -                   -                     -
                                                --------          -----------          ----------          ------------
      Net change .........................             -                    -                   -                     -
                                                --------          -----------          ----------          ------------

CLASS Y SHARES:
   Proceeds from shares sold .............        36,461              368,695              42,471               417,576
   Reinvested distributions ..............         3,448               34,697              12,385               122,397
   Cost of shares redeemed ...............       (30,783)            (309,421)           (243,396)           (2,395,519)
                                                --------          -----------          ----------          ------------
      Net change .........................         9,126               93,971            (188,540)           (1,855,546)
                                                --------          -----------          ----------          ------------
Total transactions in Fund
   shares ................................        47,009          $   481,875            (642,832)         $ (6,283,211)
                                                ========          ===========          ==========          ============


                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                CLASS A
                                                                  SIX MONTHS
                                                                     ENDED
                                                                   12/31/00                    YEAR ENDED JUNE 30,
                                                                  (UNAUDITED)    2000        1999       1998       1997       1996
Net asset value, beginning of period ............................   $  9.91     $ 10.16    $ 10.47    $ 10.18    $  9.93    $  9.80


                                                                    -------     -------    -------    -------    -------    -------
Income from investment operations:
   Net investment income ........................................      0.24        0.49       0.49       0.50       0.51       0.52
   Net gain (loss) on securities
      (both realized and unrealized) ............................      0.39       (0.24)     (0.30)      0.30       0.26       0.13
                                                                    -------     -------    -------    -------    -------    -------
   Total from investment operations .............................      0.63        0.25       0.19       0.80       0.77       0.65
                                                                    -------     -------    -------    -------    -------    -------
Less distributions (note 6):
   Dividends from net investment income .........................     (0.25)      (0.50)     (0.50)     (0.51)     (0.52)     (0.52)
   Distributions from capital gains .............................        -           -          -          -          -          -
                                                                    -------     -------    -------    -------    -------    -------
   Total distributions ..........................................     (0.25)      (0.50)     (0.50)     (0.51)     (0.52)     (0.52)
                                                                    -------     -------    -------    -------    -------    -------
Net asset value, end of period ..................................   $ 10.29     $  9.91    $ 10.16    $ 10.47    $ 10.18    $  9.93
                                                                    =======     =======    =======    =======    =======    =======

Total return (not reflecting sales charge) ......................      6.38%+      2.58%      1.74%      8.02%      7.95%      6.72%

Ratios/supplemental data
   Net assets, end of period (in thousands) .....................   $62,389     $59,899    $66,611    $52,006    $42,540    $37,988
   Ratio of expenses to average net assets ......................      0.41%*      0.41%      0.39%      0.28%      0.23%      0.15%
   Ratio of net investment income to average
      net assets ................................................      4.75%*      4.89%      4.61%      4.83%      5.02%      5.18%
   Portfolio turnover rate ......................................         0%       8.66%      1.36%      0.02%      5.29%         0%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ......................      0.97%*      0.95%      0.91%      1.12%      1.23%      1.16%
   Ratio of net investment income to average
      net assets ................................................      4.19%*      4.36%      4.09%      3.99%      4.05%      4.17%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......................      0.39%*      0.38%      0.35%      0.27%      0.21%      0.14%

                                                                                 CLASS I
                                                                   SIX MONTHS
                                                                      ENDED       YEAR      PERIOD
                                                                    12/31/00      ENDED      ENDED
                                                                   (UNAUDITED    6/30/00   6/30/00(1)
Net asset value, beginning of period .............................   $  9.90     $ 10.15    $ 10.54
                                                                     -------     -------    -------
Income from investment operations:
   Net investment income .........................................      0.24        0.48       0.31
   Net gain (loss) on securities
      (both realized and unrealized) .............................      0.40       (0.23)     (0.38)
                                                                     -------     -------    -------
   Total from investment operations ..............................      0.64        0.25      (0.07)
                                                                     -------     -------    -------
Less distributions (note 6):
   Dividends from net investment income ..........................     (0.25)      (0.50)     (0.32)
   Distributions from capital gains ..............................       -
                                                                     -------     -------    -------
   Total distributions ...........................................     (0.25)      (0.50)     (0.32)
                                                                     -------     -------    -------
Net asset value, end of period ...................................   $ 10.29     $  9.90    $ 10.15
                                                                     =======     =======    =======

Total return (not reflecting sales charge) .......................      6.39%+      2.56%     (0.75)%+

Ratios/supplemental data
   Net assets, end of period (in thousands) ......................   $    78     $    75    $    77
   Ratio of expenses to average net assets .......................      0.41%*      0.43%      0.49%*
   Ratio of net investment income to average
      net assets .................................................      4.74%*      4.87%      4.54%*
   Portfolio turnover rate .......................................         0%       8.66%      1.36%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets .......................      0.97%*      0.97%      0.87%*
   Ratio of net investment income to average
      net assets .................................................      4.18%*      4.34%      4.16%*

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .......................      0.40%*      0.40%      0.46%*

(1) For the period November 4, 1998 (commencement of operations) through June 30, 1999.
+    Not annualized.
*    Annualized.

                See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                               CLASS C
                                                                 SIX MONTHS
                                                                    ENDED                                                   PERIOD
                                                                  12/31/00                YEAR ENDED JUNE 30,               ENDED
                                                                 (UNAUDITED)     2000       1999       1998       1997    6/30/96(1)
Net asset value, beginning of period ............................   $ 9.91      $10.16     $10.47     $10.18     $ 9.93     $ 9.94

                                                                    ------      ------     ------     ------     ------     ------

Income from investment operations:
   Net investment income ........................................     0.20        0.40       0.38       0.40       0.41       0.07
   Net gain (loss) on securities (both
      realized and unrealized) ..................................     0.38       (0.24)     (0.29)      0.30       0.26      (0.01)
                                                                    ------      ------     ------     ------     ------     ------
   Total from investment operations .............................     0.58        0.16       0.09       0.70       0.67       0.06
                                                                    ------      ------     ------     ------     ------     ------
Less distributions (note 6):
   Dividends from net investment income .........................    (0.20)      (0.41)     (0.40)     (0.41)     (0.42)     (0.07)
   Distributions from capital gains .............................     -           -          -          -          -          -
                                                                    ------      ------     ------     ------     ------     ------
   Total distributions ..........................................    (0.20)      (0.41)     (0.40)     (0.41)     (0.42)     (0.07)
                                                                    ------      ------     ------     ------     ------     ------
Net asset value, end of period ..................................   $10.29      $ 9.91     $10.16     $10.47     $10.18     $ 9.93
                                                                    ======      ======     ======     ======     ======     ======

Total return (not reflecting sales charge) ......................     5.93%+      1.71%      0.76%      6.94%      6.89%      0.60%+

Ratios/supplemental data
   Net assets, end of period (in thousands) .....................   $5,095      $4,681     $4,213     $2,778     $  485     $  0.1
   Ratio of expenses to average net assets ......................     1.26%*      1.26%      1.35%      1.29%      1.08%      0.20%+
   Ratio of net investment income to
      average net assets ........................................     3.89%*      4.04%      3.65%      3.77%      4.20%      0.70%+
   Portfolio turnover rate ......................................        0%       8.66%      1.36%      0.02%      5.29%         0%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ......................     1.82%*      1.80%      1.75%      1.93%      2.08%      0.32%+
   Ratio of net investment income to
      average net assets ........................................     3.34%*      3.50%      3.25%      3.11%      3.20%      0.58%+

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......................     1.24%*      1.23%      1.32%      1.28%      1.06%      0.20%+

                                                                                               CLASS Y
                                                                 SIX MONTHS
                                                                    ENDED                 YEAR ENDED JUNE 30,               PERIOD
                                                                  12/31/00                YEAR ENDED JUNE 30,               ENDED
                                                                 (UNAUDITED)     2000       1999       1998       1997    6/30/96(1)
Net asset value, beginning of period ............................   $ 9.91      $10.16     $10.47     $10.19     $ 9.93     $ 9.94
                                                                    ------      ------     ------     ------     ------     ------

Income from investment operations:
   Net investment income ........................................     0.25        0.50       0.49       0.59       0.56       0.09
   Net gain (loss) on securities (both
      realized and unrealized) ..................................     0.38       (0.24)     (0.30)      0.29       0.26      (0.01)
                                                                    ------      ------     ------     ------     ------     ------
   Total from investment operations .............................     0.63        0.26       0.19       0.88       0.82       0.08
                                                                    ------      ------     ------     ------     ------     ------
Less distributions (note 6):
   Dividends from net investment income .........................    (0.25)      (0.51)     (0.50)     (0.60)     (0.56)     (0.09)
   Distributions from capital gains .............................      -           -          -          -          -          -
                                                                    ------      ------     ------     ------     ------     ------
   Total distributions ..........................................    (0.25)      (0.51)     (0.50)     (0.60)     (0.56)     (0.09)
                                                                    ------      ------     ------     ------     ------     ------
Net asset value, end of period ..................................   $10.29      $ 9.91     $10.16     $10.47     $10.19     $ 9.93
                                                                    ======      ======     ======     ======     ======     ======

Total return (not reflecting sales charge) ......................     6.47%+      2.73%      1.79%      8.80%      8.48%      0.80%+

Ratios/supplemental data
   Net assets, end of period (in thousands) .....................   $2,460      $2,277     $4,250     $   17     $  0.1     $  0.1
   Ratio of expenses to average net assets ......................     0.26%*      0.26%      0.33%      0.28%      0.08%      0.14%+
   Ratio of net investment income to
      average net assets ........................................     4.89%*      5.07%      4.65%      4.66%      5.20%      0.89%+
   Portfolio turnover rate ......................................        0%       8.66%      1.36%      0.02%      5.29%         0%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ......................     0.82%*      0.79%      0.70%      0.83%      1.08%      0.15%+
   Ratio of net investment income to
      average net assets ........................................     4.33%*      4.54%      4.29%      4.11%      4.20%      0.88+

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......................     0.24%*      0.23%      0.30%      0.27%      0.06%      0.14%+

(1) For the period May 1, 1996 (commencement of operations) through June 30,
    1996.
+   Not annualized.
*   Annualized.

                See accompanying notes to financial statements.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the "Fund") was held on September 7, 2000. The holders of shares representing 73% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).


1.   To elect Trustees.

                                Number of Votes:
         TRUSTEE                          FOR               WITHHELD

         Lacy B. Herrmann              4,896,518             62,213
         Vernon R. Alden               4,908,117             50,614
         Paul Y. Clinton               4,905,947             52,784
         David A. Duffy                4,908,944             49,787
         William J. Nightingale        4,908,944             49,787
         J. William Weeks              4,908,117             50,614


2.   To ratify the selection of KPMG LLP as the Fund's independent auditors.

                                Number of Votes:
         FOR                            AGAINST              ABSTAIN

         4,831,065                       22,770              104,896


3. To act upon a proposal to change the fundamental policies of the Fund to allow the use of additional nationally recognized statistical rating organizations.

                                Number of Votes:
         FOR                            AGAINST              ABSTAIN

         2,912,315                       65,408              140,696